Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2022
Trade and other payables
Schedule of trade and other payables
	06.30.2022	06.30.2021
Trade payables	14,818	15,383
Advances from sales, leases and services (*)	5,363	5,802
Accrued invoices	2,319	4,921
Deferred income	96	-
Admission fees	2,575	1,771
Deposits in guarantee	67	148
Total trade payables	25,238	28,025
Dividends payable to non-controlling interests	1,691	1,507
Tax payables	2,632	2,865
Director's fees	661	251
Management fees	3,973	-
Others	1,325	3,158
Total other payables	10,282	7,781
Total trade and other payables	35,520	35,806

Non-current	4,598	3,690
Current	30,922	32,116
Total	35,520	35,806